Accounts Payable (Details) - Schedule of Concentration Analysis of the Suppliers	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%
Supplier A [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	73.00%	38.00%
Supplier B [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	24.00%	57.00%	32.00%	39.00%
Supplier C [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	3.00%	5.00%	20.00%	7.00%